Bank Debt (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Components of bank debt
Bank debt	$ 391,000	$ 442,000	$ 469,573
Less: Current portion of bank debt	(343,000)	(318,000)	(261,742)
Long-term portion of bank debt	48,000	124,000	207,831
Installment Notes [Member]
Components of bank debt
Bank debt	15,000	17,064	23,463
Line of Credit [Member]
Components of bank debt
Bank debt	$ 376,000	$ 424,730	$ 446,110